Inventories - Summary of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 2,062	$ 1,956
Work-in-process	992	949
Finished goods	5,425	4,505
Total inventories	$ 8,479	$ 7,410